Related Party Transactions and Balances (Details) - Schedule of Due from Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Skinist Shanghai [Member] | Related parties
Related Party Transaction [Line Items]
Other receivable		$ 18,311